DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Revenues	Deferred revenues consisted of the following:

	December 31,
	2012	2013
Subscriptions	$118,083	$160,163
Software updates and maintenance	468,663	504,919
Other	2,944	6,541

	$589,690	$671,623